United States Securities
             Securities and Exchange Commission
                   Washington, D.C.  20549

                          Form 13F

                     Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:    March 31,
2001

Check here if Amendment [ X]; Amendment Number:
     This Amendment (Check only one): [ X ] is a restatement.
                           [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Quantitative Investment Advisors, Inc.
Address:   55 Old Bedford Road
           Lincoln, MA  01773


Form 13F File Number:   28-  4108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name:      Frederick S. Marius
Title:     President and General Counsel
Phone:     (781) 259-1144

Signature, Place, and Date of Signing;

     /s/ Frederick S. Marius                 Lincoln, MA
April 10, 2001
           [Signature]                [City, State]
[Date]

Report Type (Check only one.):

[  X ]    13F HOLDINGS REPORT.  (Check here if all holdings
     of this reporting manager are reported in this report.)

[    ]    13F NOTICE.  (Check here if no holdings reported
     are in this report, and all holdings are reported by another manager(s).)

[    ]    13F COMBINATION REPORT.  (Check here if a portion
     of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Column 1        Column 2       Column 3     Column 4    Column 5         Column 6     Column 7   Column 8
Name of Issuer  Title of Class Cusip        Value       SHRS OR SH PUT   Investment   Other      Voting Authority
                             		    (x1000)     PRN AMT PRN CALL Discretion   Managers   Sole  Shared   None
COMPANIA DE
TELECOM DE
CHILE      	ADR      	204449300      54     	4,110    SH         OTHER       	SHARED
RELIANCE INDS
LTD        	GDR 144A 	759470107      14 	  800    SH         OTHER       	SHARED
LABORATORIO
CHILE SA   	ADR   		50540H104     102    	5,000  	 SH         OTHER       	SHARED
BANCO
SANTANDER
CHILE      	ADR      	05965F108     154     	9,600  	 SH         OTHER		SHARED
           	SERIES A
RANBAXY
LABORATORIES
LTD        	SHS GLOBAL      Y7187Y116      69     	4,700    SH  	    OTHER              	SHARED
ITC LTD    	GDR      	443809900      90     	4,800  	 SH         OTHER               SHARED
EMPRESA
NACIONAL DE
ELEC       	ADR      	29244T101     121    	10,539 	 SH         OTHER             	SHARED
ENERSIS S A     ADR      	29274F104      69     	 4,138   SH         OTHER 		SHARED
ORBOTECH LTD    COM      	M75253100      37     	 1,200   SH         OTHER 		SHARED
HUANENG
POWER      	ADR      	443304100     140    	 6,600   SH         OTHER             	SHARED
           	SERIES N
BAJAJ AUTO LTD  COM      	Y0546X127      34     	 6,000   SH         OTHER 		SHARED
VTECH HLDGS     COM      	692856909     327      691,015   SH         OTHER 		SHARED
METHANEX
CORP       	COM      	59151K959     593     	74,000 	 SH         OTHER             	SHARED
TAIWAN
SEMICNDCTR
MFG CO LTD 	ADR      	874039100      97     	 5,000   SH         OTHER             	SHARED
INFOSYS
TECHNOLOGIES
LTD        	ADR      	456788108      65     	 1,000   SH         OTHER             	SHARED
STATE BK INDIA  GDR      	856552203      82     	 9,000   SH         OTHER 		SHARED
MORGAN
STANLEY CAP
DEL LLC    	OPALS    	616917647     634    	 6,800   SH         OTHER             	SHARED
GILAT
SATELLITE
NETWORKS LTD    SHS      	M51474100       5      	   500   SH         OTHER 		SHARED
CHECK POINT
SOFTWARE   	SHS      	M22465104      85     	 1,800   SH         OTHER             	SHARED
WIPRO LTD  	ADR      	97651M109      54     	 1,700   SH         OTHER             	SHARED
ECI TELECOM
LTD        	ORD      	268258100      53     	 7,000   SH         OTHER             	SHARED
UNITED
MICRO-
ELECTRONICS
CORP       	ADR      	910873207      93     	10,000 	 SH         OTHER             	SHARED
MAHANAGAR
TELEP NI   	GDR      	559778204      63       11,000 	 SH         OTHER             	SHARED
VIDESH
SANCHAR
NIGAM LTD  	ADR      	92659G600      26     	 2,250   SH         OTHER             	SHARED
BILLITON   	ORD      	005665906     601      133,000   SH         OTHER 		SHARED
GSI LUMONICS
INC        	COM      	36229U102     407    	53,400 	 SH         OTHER             	SHARED
SAMSUNG
ELECTRS LTD     GDR      	796050888     376    	 4,400   SH         OTHER 		SHARED
ASTRZENECA 	ORD      	098952906     200    	 4,200   SH         OTHER             	SHARED
HBSC HLDGS 	ORD      	054052907     366       30,600   SH         OTHER               SHARED
BP AMOCO   	ORD      	079805909     204    	24,800   SH         OTHER             	SHARED
VODAFONE
GROUP      	ORD      	071921001     589      215,103   SH         OTHER 		SHARED
ALPHARMA INC    CLASS A  	020813101     232    	 7,100   SH         OTHER 		SHARED
BIOVAIL CORP    COM      	09067J109     173    	 4,800   SH         OTHER 		SHARED
ELAN PLC   	ADR      	284131208     318    	 6,100   SH         OTHER             	SHARED
SCHLUMBERGER
 LTD       	COM      	806857108     120    	 2,100   SH         OTHER             	SHARED
ALCATEL
ALSTHOM    	ADR      	013904305     247    	 8,600   SH         OTHER             	SHARED
FLEXTRONICS
INT'L      	COM      	Y2573F102     195    	13,000   SH         OTHER             	SHARED

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            37

Form 13F Information Table Value Total:           $
9,081
                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the filing manager of this report.

NONE